Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,616,164	$ 235,061	¥ 1,891,131
Restricted cash	3,677,557	534,878	2,392,573
Short-term investments	1,694,660	246,478	1,958,910
Account receivable	812,042	118,107	17,773
Property, equipment and software, net	144,002	20,944	108,248
Financial guarantee derivative assets	56,287	8,187
Investments	81,000		6,000
Deferred tax assets	122,763	17,855	128,361
Contract assets	112,103	16,305	0
Prepaid expenses and other assets	221,793	32,259	145,699
Total assets	13,142,467	1,911,494	8,603,663
Payable to platform customers	905,034	131,632	1,113,966
Deferred revenue			265,094
Payroll and welfare payable	188,254	27,380	156,831
Taxes payable	225,101	32,740	257,143
Provision for payment to investor reserve fund investor			107,660
Financial guarantee derivative liabilities			215,770
Contract liabilities	165,469	24,066
Deferred tax liabilities	100,064	14,554	15,940
Due to related parties			11,972
Accrued expenses and other liabilities	222,519	32,364	211,614
Total liabilities	7,156,729	$ 1,040,903	4,921,475
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	752,102		377,470
Restricted cash	3,341,985		2,347,799
Short-term investments	1,574,090		1,623,656
Account receivable	800,334		3,287
Quality assurance receivable	2,064,366		1,152,769
Property, equipment and software, net	104,802		83,802
Financial guarantee derivative assets	56,287
Investments	1,147,569		290,168
Deferred tax assets	88,446		127,542
Contract assets	112,103
Prepaid expenses and other assets	167,817		141,321
Total assets	10,209,901		6,147,814
Payable to platform customers	905,034		1,113,966
Quality assurance payable	3,819,379		2,062,844
Deferred revenue			256,240
Payroll and welfare payable	129,809		130,533
Taxes payable	208,585		140,064
Provision for payment to investor reserve fund investor			107,660
Financial guarantee derivative liabilities			215,770
Contract liabilities	158,061
Deferred tax liabilities	78,268
Due to related parties	1,609,126		700,137
Accrued expenses and other liabilities	190,406		194,780
Total liabilities	¥ 7,098,668		¥ 4,921,994